Vanguard® S&P Small-Cap 600 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (2.7%)
*	Madison Square Garden Sports Corp.	20,070	4,577
*	Lumen Technologies Inc.	538,969	4,371
*	Cargurus Inc. Class A	95,207	3,359
	Cinemark Holdings Inc.	114,607	3,138
*	TripAdvisor Inc.	87,110	1,295
*	Yelp Inc. Class A	36,891	1,067
	Cogent Communications Holdings Inc.	53,203	1,015
	John Wiley & Sons Inc. Class A	27,075	985
*	DoubleVerify Holdings Inc.	85,139	897
*	QuinStreet Inc.	63,768	890
	Uniti Group Inc.	94,158	600
*	Cars.com Inc.	28,040	325
*	Gogo Inc.	38,168	273
*	Thryv Holdings Inc.	17,287	97
			22,889
Consumer Discretionary (11.0%)
*	Brinker International Inc.	49,760	7,653
	Installed Building Products Inc.	25,542	6,846
*	Boot Barn Holdings Inc.	34,205	6,630
*	Champion Homes Inc.	63,268	5,431
*	Cavco Industries Inc.	8,864	5,280
*	Frontdoor Inc.	81,552	4,398
	Kontoor Brands Inc.	57,235	4,255
*	Dorman Products Inc.	31,105	4,114
*	Shake Shack Inc. Class A	45,055	3,941
*	Adtalem Global Education Inc.	40,253	3,726
*	Stride Inc.	48,193	3,062
*	Etsy Inc.	54,363	2,948
	Group 1 Automotive Inc.	6,955	2,789
*	Green Brick Partners Inc.	34,139	2,317
	Steven Madden Ltd.	53,678	2,243
*	M/I Homes Inc.	15,658	2,154
*	Urban Outfitters Inc.	27,094	2,007
	Patrick Industries Inc.	17,882	1,935
	Red Rock Resorts Inc. Class A	32,336	1,894
*	Six Flags Entertainment Corp.	113,377	1,721
*	Tri Pointe Homes Inc.	49,959	1,705
	Cheesecake Factory Inc.	33,857	1,614
	Acushnet Holdings Corp.	17,282	1,453
*	Hanesbrands Inc.	209,891	1,358
	Monarch Casino & Resort Inc.	13,907	1,343
*	XPEL Inc.	28,191	1,310
	Phinia Inc.	22,212	1,201
	Perdoceo Education Corp.	36,236	1,013
	Wolverine World Wide Inc.	61,853	1,003
	Buckle Inc.	16,858	952
*	United Parks & Resorts Inc.	24,634	889
*	Pursuit Attractions & Hospitality Inc.	24,059	826
*	Sabre Corp.	441,653	711
	Wendy's Co.	79,671	673
*	Dream Finders Homes Inc. Class A	32,274	638
*	Dave & Buster's Entertainment Inc.	30,191	528
*	Mister Car Wash Inc.	51,301	274
			92,835
Consumer Staples (2.0%)
	Cal-Maine Foods Inc.	51,031	4,252
*	Freshpet Inc.	54,606	3,121
*	Chefs' Warehouse Inc.	40,612	2,490
	WD-40 Co.	9,242	1,810
	Interparfums Inc.	20,493	1,666
*	Simply Good Foods Co.	47,631	937

		Shares	Market Value ($000)
	J & J Snack Foods Corp.	9,589	886
	Energizer Holdings Inc.	28,566	521
	Tootsie Roll Industries Inc.	12,539	481
*	National Beverage Corp.	13,625	464
	Reynolds Consumer Products Inc.	17,750	443
			17,071
Energy (4.7%)
	Archrock Inc.	196,827	4,830
	Core Natural Resources Inc.	57,620	4,610
	Cactus Inc. Class A	76,772	3,295
	Magnolia Oil & Gas Corp. Class A	132,754	3,072
	Kodiak Gas Services Inc.	83,520	2,940
*	Tidewater Inc.	51,527	2,783
*	Oceaneering International Inc.	112,191	2,737
	Noble Corp. plc	88,495	2,710
	Northern Oil & Gas Inc.	108,727	2,434
	Helmerich & Payne Inc.	64,571	1,802
	Liberty Energy Inc. Class A	99,722	1,773
	International Seaways Inc.	25,830	1,368
	SM Energy Co.	64,345	1,226
*	Comstock Resources Inc.	45,175	1,213
	Kinetik Holdings Inc. Class A	21,987	763
	Atlas Energy Solutions Inc.	85,896	740
*	Helix Energy Solutions Group Inc.	87,274	581
	Core Laboratories Inc.	25,151	380
	RPC Inc.	51,410	274
			39,531
Financials (14.1%)
	Piper Sandler Cos.	18,606	6,250
*	Axos Financial Inc.	63,106	5,186
	PJT Partners Inc. Class A	27,208	4,571
	ServisFirst Bancshares Inc.	56,252	4,001
*	Palomar Holdings Inc.	29,982	3,724
*	Enova International Inc.	28,001	3,671
*	NMI Holdings Inc. Class A	86,844	3,313
*	Bancorp Inc.	51,567	3,304
	Virtu Financial Inc. Class A	88,995	3,182
	StepStone Group Inc. Class A	46,113	2,912
	Mercury General Corp.	29,762	2,771
	Victory Capital Holdings Inc. Class A	43,705	2,749
	Moelis & Co. Class A	42,349	2,718
	Ameris Bancorp	34,505	2,614
	HA Sustainable Infrastructure Capital Inc.	74,901	2,574
	BancFirst Corp.	23,118	2,562
*	StoneX Group Inc.	27,545	2,496
	Radian Group Inc.	68,236	2,426
	Assured Guaranty Ltd.	24,539	2,222
	First Bancorp	108,853	2,152
	Community Financial System Inc.	37,870	2,150
	HCI Group Inc.	12,023	2,137
	Goosehead Insurance Inc. Class A	28,379	2,031
	City Holding Co.	16,226	1,968
	BGC Group Inc. Class A	224,641	1,954
	Cohen & Steers Inc.	30,828	1,950
*	Payoneer Global Inc.	326,742	1,889
	Cathay General Bancorp	38,673	1,873
	Pathward Financial Inc.	25,696	1,848
	Fulton Financial Corp.	95,811	1,739
	BankUnited Inc.	38,730	1,674
	Park National Corp.	10,568	1,623
	WSFS Financial Corp.	28,821	1,608
	Artisan Partners Asset Management Inc. Class A	37,867	1,571
	First Hawaiian Inc.	59,988	1,495
	WisdomTree Inc.	134,608	1,486
	EVERTEC Inc.	46,561	1,346
*	NCR Atleos Corp.	36,247	1,344
	Bank of Hawaii Corp.	20,477	1,342
	Acadian Asset Management Inc.	29,666	1,330
*	Trupanion Inc.	37,542	1,325

		Shares	Market Value ($000)
	PROG Holdings Inc.	44,271	1,274
	First Financial Bancorp	50,382	1,254
	Banner Corp.	19,746	1,240
	Preferred Bank	12,885	1,216
	FB Financial Corp.	21,159	1,182
	CVB Financial Corp.	59,460	1,170
	OFG Bancorp	29,404	1,168
	NBT Bancorp Inc.	25,810	1,070
	Lakeland Financial Corp.	15,434	899
	S&T Bancorp Inc.	22,755	898
	First Commonwealth Financial Corp.	54,826	891
*	Triumph Financial Inc.	15,398	841
	Westamerica Bancorp	15,678	752
	National Bank Holdings Corp. Class A	19,167	713
*	Donnelley Financial Solutions Inc.	12,928	634
	Central Pacific Financial Corp.	18,731	557
	Employers Holdings Inc.	13,688	545
	Virtus Investment Partners Inc.	2,769	442
	Tompkins Financial Corp.	5,680	393
	AMERISAFE Inc.	9,547	390
	Enact Holdings Inc.	7,554	292
			118,902
Health Care (16.5%)
*	Corcept Therapeutics Inc.	104,981	8,336
*	PTC Therapeutics Inc.	88,925	7,647
*	Glaukos Corp.	64,199	6,824
*	RadNet Inc.	77,492	6,416
*	Krystal Biotech Inc.	28,836	6,286
*	Protagonist Therapeutics Inc.	65,463	5,892
*	Merit Medical Systems Inc.	66,291	5,740
*	TransMedics Group Inc.	38,161	5,583
*	ADMA Biologics Inc.	267,132	5,124
*	TG Therapeutics Inc.	151,888	5,052
*	Veracyte Inc.	88,069	4,169
*	ICU Medical Inc.	27,634	4,102
*	Inspire Medical Systems Inc.	30,126	3,748
*	Alkermes plc	118,269	3,498
*	Arrowhead Pharmaceuticals Inc.	60,361	3,181
*	Waystar Holding Corp.	82,392	3,041
*	Catalyst Pharmaceuticals Inc.	128,791	3,015
*	Integer Holdings Corp.	39,218	2,831
*	CorVel Corp.	35,041	2,564
*	Ligand Pharmaceuticals Inc.	12,066	2,452
*	Arcus Biosciences Inc.	92,792	2,422
*	ACADIA Pharmaceuticals Inc.	96,434	2,415
*	Sarepta Therapeutics Inc.	109,384	2,334
*	Vericel Corp.	56,488	2,274
*	Privia Health Group Inc.	89,114	2,172
*	Artivion Inc.	46,481	2,169
*	Prestige Consumer Healthcare Inc.	33,054	1,968
*	UFP Technologies Inc.	8,632	1,957
	LeMaitre Vascular Inc.	23,315	1,934
*	Collegium Pharmaceutical Inc.	35,264	1,646
*	ANI Pharmaceuticals Inc.	19,345	1,641
*	Tandem Diabetes Care Inc.	75,639	1,589
*	Harmony Biosciences Holdings Inc.	44,439	1,568
*	Addus HomeCare Corp.	12,607	1,515
*	Supernus Pharmaceuticals Inc.	32,012	1,459
*	BrightSpring Health Services Inc.	38,401	1,389
	National HealthCare Corp.	8,885	1,211
*	Progyny Inc.	44,758	1,180
*	BioLife Solutions Inc.	43,439	1,151
	Concentra Group Holdings Parent Inc.	54,710	1,125
*	Astrana Health Inc.	48,067	1,107
	Phibro Animal Health Corp. Class A	22,801	955
*	STAAR Surgical Co.	31,619	839
*	Innoviva Inc.	36,861	801
*	Azenta Inc.	22,379	796
*	NeoGenomics Inc.	65,075	787

		Shares	Market Value ($000)
*	Amphastar Pharmaceuticals Inc.	25,249	699
	US Physical Therapy Inc.	8,341	616
*	Schrodinger Inc.	33,269	584
*	Xencor Inc.	33,536	581
*	Dynavax Technologies Corp.	45,754	520
	HealthStream Inc.	15,376	387
			139,292
Industrials (19.8%)
*	SPX Technologies Inc.	55,296	11,891
*	Dycom Industries Inc.	32,379	11,706
	Armstrong World Industries Inc.	48,423	9,188
	Zurn Elkay Water Solutions Corp.	166,930	7,963
	Federal Signal Corp.	68,052	7,758
	Moog Inc. Class A	31,819	7,308
	ESCO Technologies Inc.	28,909	6,155
	Granite Construction Inc.	49,015	5,271
	CSW Industrials Inc.	18,809	5,114
*	SkyWest Inc.	45,200	4,589
*	Gates Industrial Corp. plc	190,310	4,331
	Mueller Water Products Inc. Class A	174,961	4,241
*	Verra Mobility Corp. Class A	178,596	3,897
	Arcosa Inc.	35,138	3,744
	Kadant Inc.	13,184	3,667
	AZZ Inc.	33,598	3,542
	JBT Marel Corp.	24,434	3,434
	Powell Industries Inc.	10,538	3,406
	Griffon Corp.	43,779	3,283
	Enpro Inc.	14,613	3,256
*	OPENLANE Inc.	119,001	3,027
*	Everus Construction Group Inc.	27,408	2,520
	WillScot Holdings Corp.	126,369	2,496
	Franklin Electric Co. Inc.	26,125	2,486
	Matson Inc.	22,774	2,482
	Brady Corp. Class A	31,365	2,454
*	GEO Group Inc.	155,392	2,449
	Trinity Industries Inc.	90,492	2,400
	Korn Ferry	36,320	2,389
	Enerpac Tool Group Corp. Class A	60,381	2,287
*	MYR Group Inc.	9,905	2,222
	Rush Enterprises Inc. Class A	42,508	2,213
	Standex International Corp.	8,781	2,153
*	Upwork Inc.	100,943	1,993
	Interface Inc. Class A	65,336	1,823
*	DNOW Inc.	119,802	1,672
	Greenbrier Cos. Inc.	34,574	1,538
*	DXP Enterprises Inc.	14,231	1,338
	UniFirst Corp.	7,552	1,303
*	Vicor Corp.	14,353	1,282
	CSG Systems International Inc.	15,650	1,233
*	CoreCivic Inc.	63,521	1,146
*	RXO Inc.	86,279	1,141
	HNI Corp.	26,685	1,108
	Apogee Enterprises Inc.	24,102	877
	Alamo Group Inc.	5,309	851
	Pitney Bowes Inc.	83,314	821
*	Liquidity Services Inc.	26,577	798
	Albany International Corp. Class A	16,513	787
	Heidrick & Struggles International Inc.	12,536	738
	Lindsay Corp.	5,472	629
*	Forward Air Corp.	9,653	222
			166,622
Information Technology (16.2%)
	InterDigital Inc.	28,884	10,333
*	SiTime Corp.	24,453	7,280
*	Semtech Corp.	96,985	7,192
*	Mirion Technologies Inc. Class A	274,487	7,142
	Badger Meter Inc.	32,989	5,890
*	ACI Worldwide Inc.	115,520	5,413
*	Itron Inc.	51,178	5,069

		Shares	Market Value ($000)
*	Q2 Holdings Inc.	69,902	5,042
*	Impinj Inc.	28,983	4,981
*	Box Inc. Class A	162,113	4,789
*	OSI Systems Inc.	17,667	4,785
*	Cleanspark Inc.	314,655	4,751
*	Sanmina Corp.	28,631	4,471
	Advanced Energy Industries Inc.	20,655	4,362
*	TTM Technologies Inc.	60,140	4,221
*	MARA Holdings Inc.	314,704	3,717
*	SPS Commerce Inc.	42,439	3,536
*	Agilysys Inc.	28,403	3,492
	Clear Secure Inc. Class A	97,114	3,448
*	DigitalOcean Holdings Inc.	76,434	3,403
*	BlackLine Inc.	58,198	3,317
*	Plexus Corp.	20,544	2,937
*	FormFactor Inc.	38,849	2,137
*	Progress Software Corp.	48,260	1,998
*	Viavi Solutions Inc.	107,462	1,928
*	Alarm.com Holdings Inc.	33,524	1,742
*	Axcelis Technologies Inc.	20,754	1,718
*	Calix Inc.	26,611	1,471
	ePlus Inc.	13,873	1,243
*	Extreme Networks Inc.	70,965	1,242
*	ACM Research Inc. Class A	33,009	1,103
*	LiveRamp Holdings Inc.	38,198	1,102
*	Teradata Corp.	37,033	1,061
*	Digi International Inc.	24,521	1,026
	Benchmark Electronics Inc.	22,517	1,012
*	PDF Solutions Inc.	35,821	971
*	Arlo Technologies Inc.	66,602	966
	CTS Corp.	19,804	838
	A10 Networks Inc.	48,479	835
*,1	SolarEdge Technologies Inc.	19,941	728
*	Photronics Inc.	28,301	648
*	Harmonic Inc.	64,960	621
	Adeia Inc.	45,310	560
*	Grid Dynamics Holdings Inc.	48,736	427
*	Sprinklr Inc. Class A	51,541	373
*	CEVA Inc.	12,731	275
*	Alpha & Omega Semiconductor Ltd.	13,180	267
*	N-able Inc.	36,601	263
			136,126
Materials (3.8%)
	Balchem Corp.	36,331	5,675
	Warrior Met Coal Inc.	58,848	4,607
	Hecla Mining Co.	207,251	3,486
	Hawkins Inc.	23,371	3,039
	Element Solutions Inc.	116,954	3,032
	Sealed Air Corp.	64,217	2,758
	Sensient Technologies Corp.	25,195	2,456
	Sylvamo Corp.	37,964	1,798
*	Century Aluminum Co.	59,558	1,785
*	Alpha Metallurgical Resources Inc.	7,734	1,231
*	Ingevity Corp.	20,820	1,088
	Innospec Inc.	13,901	1,039
			31,994
Real Estate (7.9%)
	Essential Properties Realty Trust Inc.	221,800	7,022
	Ryman Hospitality Properties Inc.	70,523	6,730
	CareTrust REIT Inc.	120,837	4,535
	Outfront Media Inc.	162,862	3,832
	Terreno Realty Corp.	56,664	3,558
	Macerich Co.	186,744	3,242
	Tanger Inc.	84,883	2,850
	St. Joe Co.	44,731	2,699
	SL Green Realty Corp.	55,654	2,623
	Curbline Properties Corp.	108,364	2,594
	Phillips Edison & Co. Inc.	61,865	2,196
	DiamondRock Hospitality Co.	229,440	2,090

			Shares	Market Value ($000)
		Acadia Realty Trust	101,200	2,082
		Highwoods Properties Inc.	73,799	2,052
		Sunstone Hotel Investors Inc.	212,671	1,991
		Urban Edge Properties	84,495	1,624
		Four Corners Property Trust Inc.	63,150	1,518
		Xenia Hotels & Resorts Inc.	107,230	1,499
		Apple Hospitality REIT Inc.	120,904	1,437
		Douglas Emmett Inc.	108,723	1,325
		Innovative Industrial Properties Inc.	21,333	1,055
		Elme Communities	58,229	1,011
		LTC Properties Inc.	24,167	882
		NexPoint Residential Trust Inc.	24,424	777
		Pebblebrook Hotel Trust	66,376	753
		Getty Realty Corp.	25,066	714
		Centerspace	10,506	701
		American Assets Trust Inc.	31,202	608
		Veris Residential Inc.	39,103	589
		Kennedy-Wilson Holdings Inc.	49,702	484
		Armada Hoffler Properties Inc.	57,301	376
		Whitestone REIT	25,039	333
		Summit Hotel Properties Inc.	57,816	310
		Universal Health Realty Income Trust	7,103	289
		Saul Centers Inc.	7,456	232
				66,613
Utilities (1.0%)
		MGE Energy Inc.	25,363	2,101
		Chesapeake Utilities Corp.	15,023	2,089
		Otter Tail Corp.	21,110	1,735
		American States Water Co.	21,556	1,590
		Middlesex Water Co.	10,087	518
		Unitil Corp.	7,709	387
				8,420
Total Common Stocks (Cost $735,604)				840,295
Rights (0.0%)
*,2		OmniAb Inc. 12.5 Earnout	7,390	—
*,2		OmniAb Inc. 15 Earnout	7,390	—
Total Rights (Cost $—)				—
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund (Cost $2,544)	4.024%	25,443	2,544
Total Investments (100.0%) (Cost $738,148)				842,839
Other Assets and Liabilities—Net (0.0%)				222
Net Assets (100%)				843,061
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $409.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $415 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2025	13	1,628	41

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
MARA Holdings Inc.	2/2/2026	GSI	1,151	(3.880)	29	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
GSI—Goldman Sachs International.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	840,295	—	—	840,295
Rights	—	—	—	—
Temporary Cash Investments	2,544	—	—	2,544
Total	842,839	—	—	842,839

Derivative Financial Instruments
Assets
Futures Contracts[1]	41	—	—	41
Swap Contracts	—	29	—	29
Total	41	29	—	70
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.